Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Common stock	Share Premium	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 4,411		$ (7,557,999)	$ (39,182,625)	$ 7,599,668
Balance (in Shares) at Dec. 31, 2022		44,120,174	54,335,881
Net loss					(13,330,739)	(13,330,739)
Stock-based compensation						573,545
Stock-based compensation (in Shares)			573,545
Exercise of shared-based awards		$ 7				8,125
Exercise of shared-based awards (in Shares)		70,000	8,118
Balance at Jun. 30, 2023		$ 4,418		(7,557,999)	(52,513,364)	(5,149,401)
Balance (in Shares) at Jun. 30, 2023		44,190,174	54,917,544
Balance at Dec. 31, 2022		$ 4,411		(7,557,999)	(39,182,625)	7,599,668
Balance (in Shares) at Dec. 31, 2022		44,120,174	54,335,881
Net loss						(13,330,739)
Balance at Dec. 31, 2023		$ 5,703		(7,557,999)	(65,606,196)	(32,697,658)
Balance (in Shares) at Dec. 31, 2023		57,036,094	40,460,834
Net loss					(21,868,930)	(21,868,930)
Exercise of warrant						(89,970)
Exercise of warrant (in Shares)			(89,970)
Stock-based compensation						1,121,179
Stock-based compensation (in Shares)			1,121,179
Exercise of shared-based awards	[1]	$ 96				1,361,886
Exercise of shared-based awards (in Shares)	[1]	959,626	1,361,790
Convertible notes converted into shares	[1]	$ 61				1,000,000
Convertible notes converted into shares (in Shares)	[1]	606,060	999,939
Balance at Jun. 30, 2024		$ 5,860		$ (7,557,999)	$ (87,475,126)	$ (51,173,493)
Balance (in Shares) at Jun. 30, 2024		58,601,780	43,853,772

[1]	During the period, 959,626 shares were issued to the directors and CEO, which vested and were exercised immediately. Additionally, US$1,000,000 in convertible notes were converted into 606,060 shares.